Provision for Income Taxes - Components of Income (Loss) Before Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Netherlands	$ 1,679	$ 537	$ 1,528
Foreign	57	(1,140)	(42)
Income (loss) before income taxes	$ 1,736	$ (603)	$ 1,486